MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 97.3%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Cogeneration -- 2.5%
------------------------------------------------------------------------
     $1,000        Massachusetts IFA, (Ogden Haverhill),
                   (AMT), 5.50%, 12/1/13                     $ 1,000,990
------------------------------------------------------------------------
                                                             $ 1,000,990
------------------------------------------------------------------------
Education -- 15.1%
------------------------------------------------------------------------
     $  400        Massachusetts Development Finance
                   Agency, (Xaverian Brothers High School),
                   5.55%, 7/1/19                             $   401,756
      1,000        Massachusetts HEFA, (Boston College),
                   5.375%, 6/1/14                              1,094,400
      1,125        Massachusetts IFA, (Babson College),
                   5.375%, 10/1/17                             1,155,915
        500        Massachusetts IFA, (Belmont Hill
                   School), 5.15%, 9/1/13                        517,890
        500        Massachusetts IFA, (Dana Hall),
                   5.90%, 7/1/27                                 500,840
      1,030        Massachusetts IFA, (Park School),
                   5.50%, 9/1/16                               1,078,678
        750        Massachusetts IFA, (St. Johns High
                   School, Inc.), 5.70%, 6/1/18                  763,275
        500        Massachusetts IFA, (Wentworth Institute
                   of Technology), 5.55%, 10/1/13                520,115
------------------------------------------------------------------------
                                                             $ 6,032,869
------------------------------------------------------------------------
Electric Utilities -- 1.3%
------------------------------------------------------------------------
     $  500        Massachusetts Development Finance
                   Agency, (Devens Electric System),
                   6.00%, 12/1/20                            $   508,685
------------------------------------------------------------------------
                                                             $   508,685
------------------------------------------------------------------------
Escrowed / Prerefunded -- 14.5%
------------------------------------------------------------------------
     $  785        Massachusetts Bay Transportation
                   Authority, Prerefunded to 3/01/05,
                   5.75%, 3/1/18                             $   869,882
        207        Massachusetts HEFA,
                   (Milford-Whitinsville Hospital),
                   Escrowed to Maturity, 7.125%, 7/15/02         215,621
      1,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/13         1,064,190
      2,000        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, 5.00%, 1/1/20         2,044,700
        400        Massachusetts Turnpike Authority,
                   Escrowed to Maturity, (FGIC),
                   5.125%, 1/1/23                                408,844
        680        Massachusetts Water Pollution Abatement
                   Trust, Escrowed to Maturity,
                   5.25%, 8/1/14                                 735,162
        400        Rail Connections, Inc., (Rte. 128
                   Parking Garage), Escrowed to Maturity,
                   5.30%, 7/1/09                                 439,824
------------------------------------------------------------------------
                                                             $ 5,778,223
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
General Obligations -- 14.2%
------------------------------------------------------------------------
     $1,000        Boston, 5.00%, 2/1/18                     $ 1,009,230
        500        Burlington, 5.00%, 2/1/15                     526,640
        500        Burlington, 5.00%, 2/1/16                     522,675
      1,000        Massachusetts, 5.00%, 11/1/14               1,031,560
        215        Massachusetts Bay Transportation
                   Authority, 5.75%, 3/1/18                      225,010
      2,500        Massachusetts State Federal Highway
                   Grant Anticipation Notes,
                   0.00%, 6/15/15                              1,280,250
      1,000        Woods Hole, Martha's Vineyard and
                   Nantucket Steamship Authority,
                   6.60%, 3/1/03                               1,056,110
------------------------------------------------------------------------
                                                             $ 5,651,475
------------------------------------------------------------------------
Health Care-Miscellaneous -- 1.3%
------------------------------------------------------------------------
     $  200        Massachusetts Development Finance
                   Agency, (MCHSP Human Services),
                   6.60%, 8/15/29                            $   181,860
        375        Massachusetts Development Finance
                   Agency, (New England Center for
                   Children), 5.30%, 11/1/08                     345,780
------------------------------------------------------------------------
                                                             $   527,640
------------------------------------------------------------------------
Hospital -- 13.5%
------------------------------------------------------------------------
     $  500        Massachusetts HEFA, (Dana Farber Cancer
                   Institute), 6.50%, 12/1/05                $   554,790
        765        Massachusetts HEFA, (Daughters of
                   Charity), 5.75%, 7/1/02                       782,480
        770        Massachusetts HEFA, (Jordan Hospital),
                   5.00%, 10/1/11                                734,618
        750        Massachusetts HEFA,
                   (Milford-Whitinsville Regional
                   Hospital), 5.75%, 7/15/13                     707,010
        500        Massachusetts HEFA, (Milton Hospital),
                   5.50%, 7/1/16                                 501,825
        860        Massachusetts HEFA, (New England Health
                   Systems), 6.125%, 8/1/13                      795,440
      1,000        Massachusetts HEFA, (North Adams
                   Regional Hospital), 6.25%, 7/1/04           1,055,620
        250        Massachusetts HEFA, (Partners Healthcare
                   System), 5.00%, 7/1/09                        261,677
------------------------------------------------------------------------
                                                             $ 5,393,460
------------------------------------------------------------------------
Insured-Electric Utilities -- 5.3%
------------------------------------------------------------------------
     $2,000        Massachusetts Municipal Wholesale
                   Electric Co., (AMBAC), 6.625%, 7/1/03(1)  $ 2,102,940
------------------------------------------------------------------------
                                                             $ 2,102,940
------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MASSACHUSETTS LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Insured-General Obligations -- 10.1%
------------------------------------------------------------------------
     $  750        Haverhill, (FGIC), 5.00%, 6/15/17         $   761,700
      2,000        Massachusetts Bay Transportation
                   Authority, (AMBAC), 5.25%, 3/1/11           2,165,840
      1,000        Massachusetts, (AMBAC), 5.00%, 7/1/12       1,073,540
------------------------------------------------------------------------
                                                             $ 4,001,080
------------------------------------------------------------------------
Insured-Hospital -- 2.7%
------------------------------------------------------------------------
     $1,000        Massachusetts HEFA, (Harvard Pilgrim
                   Health), (FSA), 5.00%, 7/1/05             $ 1,064,490
------------------------------------------------------------------------
                                                             $ 1,064,490
------------------------------------------------------------------------
Lease Revenue / Certificates of Participation -- 4.4%
------------------------------------------------------------------------
     $1,650        Puerto Rico, ITEM & ECFA, (Guaynabo
                   Municipal Government), 5.375%, 7/1/06     $ 1,761,227
------------------------------------------------------------------------
                                                             $ 1,761,227
------------------------------------------------------------------------
Miscellaneous -- 0.9%
------------------------------------------------------------------------
     $  350        Massachusetts Development Finance
                   Agency, (YMCA of Greater Boston),
                   5.25%, 11/1/13                            $   359,013
------------------------------------------------------------------------
                                                             $   359,013
------------------------------------------------------------------------
Nursing Home -- 4.0%
------------------------------------------------------------------------
     $  470        Massachusetts Development Finance
                   Agency, (Odd Fellows Home of
                   Massachusetts), 6.25%, 1/1/15             $   429,951
        515        Massachusetts HEFA, (Christopher House),
                   6.25%, 1/1/07                                 514,186
        615        Massachusetts IFA, (Age Institute of
                   Massachusetts), 7.60%, 11/1/05                628,641
------------------------------------------------------------------------
                                                             $ 1,572,778
------------------------------------------------------------------------
Senior Living / Life Care -- 2.4%
------------------------------------------------------------------------
     $  600        Massachusetts Development Finance
                   Agency, (Berkshire Retirement),
                   5.60%, 7/1/19                             $   529,152
        500        Massachusetts IFA, (Forge Hill), (AMT),
                   6.75%, 4/1/30                                 436,720
------------------------------------------------------------------------
                                                             $   965,872
------------------------------------------------------------------------
Special Tax Revenue -- 1.3%
------------------------------------------------------------------------
     $  500        Massachusetts Special Obligations,
                   5.00%, 6/1/14                             $   529,130
------------------------------------------------------------------------
                                                             $   529,130
------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Water and Sewer -- 3.8%
------------------------------------------------------------------------
     $1,595        Massachusetts Water Pollution Abatement
                   Trust, 0.00%, 8/1/12                      $   978,277
        500        Massachusetts Water Pollution Abatement
                   Trust, 5.25%, 2/1/12                          542,145
------------------------------------------------------------------------
                                                             $ 1,520,422
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.3%
   (identified cost $37,332,337)                             $38,770,294
------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.7%                       $ 1,091,652
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $39,861,946
------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 The Portfolio invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 19.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 2.7% to 13.8% of total investments.
 (1) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $19,739,885        $36,249,820        $37,332,337
   Unrealized appreciation                 1,225,073          1,558,466          1,437,957
---------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $20,964,958        $37,808,286        $38,770,294
---------------------------------------------------------------------------------------------
Cash                                     $   298,354        $    28,413        $   443,567
Receivable for investments sold                   --                 --            155,000
Interest receivable                          256,357            701,460            507,465
Prepaid expenses                                 124                246                246
---------------------------------------------------------------------------------------------
TOTAL ASSETS                             $21,519,793        $38,538,405        $39,876,572
---------------------------------------------------------------------------------------------

Liabilities
---------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $     1,875        $     3,563        $     3,375
Payable for when-issued securities                --            493,945                 --
Accrued expenses                              12,561             15,626             11,251
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $    14,436        $   513,134        $    14,626
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $20,285,590        $36,476,901        $38,441,060
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,219,767          1,548,370          1,420,886
---------------------------------------------------------------------------------------------
TOTAL                                    $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments --
   Identified cost                       $34,249,563        $48,938,216        $16,860,273        $34,526,197
   Unrealized appreciation                 1,521,510          2,417,153            339,180          1,037,883
----------------------------------------------------------------------------------------------------------------
INVESTMENTS, AT VALUE                    $35,771,073        $51,355,369        $17,199,453        $35,564,080
----------------------------------------------------------------------------------------------------------------
Cash                                     $   547,187        $ 1,628,954        $    10,721        $   823,054
Receivable for investments sold               65,000                 --                 --             60,000
Interest receivable                          492,092            876,082            240,151            528,336
Prepaid expenses                                 194                295                 98                220
----------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                             $36,875,546        $53,860,700        $17,450,423        $36,975,690
----------------------------------------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------------------------------------
Payable for daily variation margin
   on open financial futures
   contracts                             $     2,250        $     3,375        $     1,687        $     3,187
Payable for when-issued securities           893,000                 --                 --                 --
Accrued expenses                              13,256             11,189             10,578             10,277
----------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                        $   908,506        $    14,564        $    12,265        $    13,464
----------------------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                 $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals         $34,456,910        $51,446,054        $17,107,513        $35,933,357
Net unrealized appreciation
   (computed on the basis of
   identified cost)                        1,510,130          2,400,082            330,645          1,028,869
----------------------------------------------------------------------------------------------------------------
TOTAL                                    $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------
Interest                                  $537,438          $1,036,130         $1,011,882
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $537,438          $1,036,130         $1,011,882
---------------------------------------------------------------------------------------------

Expenses
---------------------------------------------------------------------------------------------
Investment adviser fee                    $ 48,338          $   88,106         $   87,456
Trustees' fees and expenses                    105               1,048              1,047
Legal and accounting services                9,103               4,903              7,375
Custodian fee                               11,020              14,854             16,863
Miscellaneous                                3,660               4,927              4,034
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $ 72,226          $  113,838         $  116,775
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $  1,936          $    3,114         $    7,836
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  1,936          $    3,114         $    7,836
---------------------------------------------------------------------------------------------

NET EXPENSES                              $ 70,290          $  110,724         $  108,939
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $467,148          $  925,406         $  902,943
---------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
---------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 36,739          $  151,847         $    9,075
   Financial futures contracts             (39,002)            (36,670)            (7,320)
---------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ (2,263)         $  115,177         $    1,755
---------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $259,455          $  286,075         $  502,435
   Financial futures contracts               2,254             (11,254)           (34,202)
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $261,709          $  274,821         $  468,233
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $259,446          $  389,998         $  469,988
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $726,594          $1,315,404         $1,372,931
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
                                      LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
Investment Income
----------------------------------------------------------------------------------------------------------------
Interest                                  $942,698          $1,375,949          $446,588          $  970,555
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                   $942,698          $1,375,949          $446,588          $  970,555
----------------------------------------------------------------------------------------------------------------

Expenses
----------------------------------------------------------------------------------------------------------------
Investment adviser fee                    $ 79,431          $  118,806          $ 38,677          $   82,917
Trustees' fees and expenses                  1,047               3,877               105               1,048
Legal and accounting services               10,104               3,393             9,103              10,105
Custodian fee                               16,168              15,485             8,560              14,470
Miscellaneous                                4,759               4,389             4,468               4,971
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                            $111,509          $  145,950          $ 60,913          $  113,511
----------------------------------------------------------------------------------------------------------------
Deduct --
   Reduction of custodian fee             $  5,139          $    8,556          $  2,656          $   12,219
----------------------------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  5,139          $    8,556          $  2,656          $   12,219
----------------------------------------------------------------------------------------------------------------

NET EXPENSES                              $106,370          $  137,394          $ 58,257          $  101,292
----------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                     $836,328          $1,238,555          $388,331          $  869,263
----------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) --
   Investment transactions
      (identified cost basis)             $ 73,605          $   35,954          $(13,324)         $  (13,558)
   Financial futures contracts              (4,880)             (7,320)           (3,754)            (24,741)
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)                  $ 68,725          $   28,634          $(17,078)         $  (38,299)
----------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost
      basis)                              $ 16,946          $   50,863          $124,224          $  192,878
   Financial futures contracts             (22,801)            (34,202)          (17,101)            (13,427)
----------------------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ (5,855)         $   16,661          $107,123          $  179,451
----------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 62,870          $   45,295          $ 90,045          $  141,152
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $899,198          $1,283,850          $478,376          $1,010,415
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   467,148        $   925,406        $   902,943
   Net realized gain (loss)                   (2,263)           115,177              1,755
   Net change in unrealized
      appreciation (depreciation)            261,709            274,821            468,233
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   726,594        $ 1,315,404        $ 1,372,931
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $   977,594        $ 3,673,197        $ 3,832,772
   Withdrawals                            (1,711,828)        (6,415,062)        (2,957,803)
---------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM CAPITAL TRANSACTIONS      $  (734,234)       $(2,741,865)       $   874,969
---------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
   ASSETS                                $    (7,640)       $(1,426,461)       $ 2,247,900
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                   $21,512,997        $39,451,732        $37,614,046
---------------------------------------------------------------------------------------------
AT END OF PERIOD                         $21,505,357        $38,025,271        $39,861,946
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS (UNAUDITED) CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $   836,328        $ 1,238,555        $   388,331        $   869,263
   Net realized gain (loss)                   68,725             28,634            (17,078)           (38,299)
   Net change in unrealized
      appreciation (depreciation)             (5,855)            16,661            107,123            179,451
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $   899,198        $ 1,283,850        $   478,376        $ 1,010,415
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 4,277,680        $ 7,601,481        $ 1,866,048        $ 3,409,720
   Withdrawals                            (2,547,132)        (5,609,679)        (1,693,905)        (3,039,682)
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $ 1,730,548        $ 1,991,802        $   172,143        $   370,038
----------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS               $ 2,629,746        $ 3,275,652        $   650,519        $ 1,380,453
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of period                   $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                         $35,967,040        $53,846,136        $17,438,158        $36,962,226
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         CALIFORNIA           FLORIDA         MASSACHUSETTS
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
---------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,043,438       $  2,023,629       $  1,997,752
   Net realized loss                        (131,710)          (135,142)          (151,411)
   Net change in unrealized
      appreciation (depreciation)          1,335,861          2,007,137          1,766,969
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 2,247,589       $  3,895,624       $  3,613,310
---------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,150,227       $  2,659,254       $  1,632,011
   Withdrawals                            (4,488,581)       (12,125,855)       (11,820,707)
---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(3,338,354)      $ (9,466,601)      $(10,188,696)
---------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,090,765)      $ (5,570,977)      $ (6,575,386)
---------------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------------
At beginning of year                     $22,603,762       $ 45,022,709       $ 44,189,432
---------------------------------------------------------------------------------------------
AT END OF YEAR                           $21,512,997       $ 39,451,732       $ 37,614,046
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF MARCH 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED MARCH 31, 2001

                                         NEW JERSEY          NEW YORK             OHIO           PENNSYLVANIA
INCREASE (DECREASE) IN NET ASSETS     LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO  LIMITED PORTFOLIO
----------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                 $ 1,718,138        $ 2,478,951        $   857,371        $ 1,839,702
   Net realized gain (loss)                   57,319            115,850            (51,132)           (88,171)
   Net change in unrealized
      appreciation (depreciation)          1,256,981          2,415,671            664,608          1,453,706
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                            $ 3,032,438        $ 5,010,472        $ 1,470,847        $ 3,205,237
----------------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                         $ 1,705,814        $ 2,327,210        $   228,623        $ 1,825,648
   Withdrawals                            (6,521,874)        (8,442,369)        (3,916,885)        (8,084,130)
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                  $(4,816,060)       $(6,115,159)       $(3,688,262)       $(6,258,482)
----------------------------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS               $(1,783,622)       $(1,104,687)       $(2,217,415)       $(3,053,245)
----------------------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------------------
At beginning of year                     $35,120,916        $51,675,171        $19,005,054        $38,635,018
----------------------------------------------------------------------------------------------------------------
AT END OF YEAR                           $33,337,294        $50,570,484        $16,787,639        $35,581,773
----------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           CALIFORNIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.68%(2)         0.67%       0.66%       0.62%       0.61%       0.63%
   Expenses after custodian
      fee reduction                       0.66%(2)         0.64%       0.66%       0.61%       0.59%       0.61%
   Net investment income                  4.40%(2)         4.77%       4.84%       4.67%       4.86%       4.98%
Portfolio Turnover                           3%               8%         13%         29%         40%         57%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $21,505          $21,513     $22,604     $28,678     $34,297     $43,194
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to decrease the ratio of net investment income to average net assets from 4.55% to 4.40%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            FLORIDA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.60%(2)         0.61%       0.62%       0.59%       0.58%       0.59%
   Expenses after custodian
      fee reduction                       0.58%(2)         0.59%       0.59%       0.57%       0.55%       0.57%
   Net investment income                  4.84%(2)         4.89%       4.87%       4.68%       4.90%       4.90%
Portfolio Turnover                           9%               7%         16%         16%         38%         66%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $38,025          $39,452     $45,023     $59,948     $72,241     $92,909
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         MASSACHUSETTS LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.61%(2)         0.62%       0.61%       0.60%       0.60%       0.60%
   Expenses after custodian
      fee reduction                       0.57%(2)         0.59%       0.58%       0.57%       0.56%       0.58%
   Net investment income                  4.72%(2)         5.01%       4.92%       4.67%       4.90%       4.97%
Portfolio Turnover                           5%               8%         15%         19%         46%         60%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $39,862          $37,614     $44,189     $51,543     $56,583     $69,670
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio of net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                           NEW JERSEY LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)             2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.65%(2)         0.63%       0.63%       0.62%       0.62%       0.61%
   Expenses after custodian
      fee reduction                       0.62%(2)         0.61%       0.60%       0.62%       0.61%       0.58%
   Net investment income                  4.87%(2)         5.06%       5.01%       4.78%       4.91%       4.96%
Portfolio Turnover                          10%              11%         15%         13%         21%         37%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $35,967          $35,121     $35,121     $39,781     $45,540     $58,266
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase the ratio of net investment income to average net assets from 4.86% to 4.87%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                            NEW YORK LIMITED PORTFOLIO
                                  -------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    ---------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
-----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.56%(2)         0.60%       0.61%       0.59%       0.61%        0.58%
   Expenses after custodian
      fee reduction                       0.53%(2)         0.58%       0.58%       0.59%       0.59%        0.56%
   Net investment income                  4.76%(2)         4.90%       4.95%       4.74%       4.81%        4.87%
Portfolio Turnover                           5%              10%         18%         17%         53%          58%
-----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $53,846          $50,570     $51,675     $65,873     $74,691     $100,014
-----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 was to increase the ratio of net investment income to average net assets from 4.75% to 4.76%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                              OHIO LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.72%(2)         0.78%       0.69%       0.67%       0.64%       0.68%
   Expenses after custodian
      fee reduction                       0.69%(2)         0.74%       0.66%       0.64%       0.64%       0.65%
   Net investment income                  4.58%(2)         4.91%       5.00%       4.85%       5.05%       5.20%
Portfolio Turnover                           9%              17%         13%         19%         29%         34%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $17,438          $16,788     $19,005     $22,801     $24,216     $28,470
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio on net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                          PENNSYLVANIA LIMITED PORTFOLIO
                                  ------------------------------------------------------------------------------
                                  SIX MONTHS ENDED                        YEAR ENDED MARCH 31,
                                  SEPTEMBER 30, 2001    --------------------------------------------------------
                                  (UNAUDITED)(1)          2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                               0.63%(2)         0.64%       0.63%       0.62%       0.60%       0.61%
   Expenses after custodian
      fee reduction                       0.56%(2)         0.61%       0.61%       0.60%       0.58%       0.59%
   Net investment income                  4.82%(2)         5.04%       5.03%       4.83%       5.03%       5.11%
Portfolio Turnover                          13%               6%         11%         16%         36%         51%
----------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                     $36,962          $35,582     $38,635     $50,771     $57,708     $67,876
----------------------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the six months ended September 30, 2001 on the ratio on net investment income to average net assets was less than 0.01%. Ratios for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   California Limited Maturity Municipals Portfolio (California Limited Portfolio), Florida Limited Maturity Municipals Portfolio (Florida Limited Portfolio), Massachusetts Limited Maturity Municipals Portfolio (Massachusetts Limited Portfolio), New Jersey Limited Maturity Municipals Portfolio (New Jersey Limited Portfolio), New York Limited Maturity Municipals Portfolio (New York Limited Portfolio), Ohio Limited Maturity Municipals Portfolio (Ohio Limited Portfolio) and Pennsylvania Limited Maturity Municipals Portfolio (Pennsylvania Limited Portfolio), collectively the Portfolios, are registered under the Investment Company Act of 1940 as diversified open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrual, adjusted for amortization of premium of discount. Effective April 1, 2001, the Portfolios adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities based on the interest method of amortization. Prior to April 1, 2001, the Portfolios amortized market premiums on fixed-income securities based on the proportional method of amortization. The cumulative effect of this accounting change had no impact on the Portfolios' net assets, but resulted in the following reclassification of the components of net assets as of March 31, 2001, based on securities held by the Portfolios as of that date:

                                                                 DECREASE IN
                                              INCREASE IN COST  NET UNREALIZED
    PORTFOLIO                                  OF SECURITIES     APPRECIATION
    --------------------------------------------------------------------------
    California Limited                            $16,400          $(16,400)
    Florida Limited                                 6,677            (6,677)
    Massachusetts Limited                          19,719           (19,719)
    New Jersey Limited                             14,077           (14,077)
    New York Limited                               39,949           (39,949)
    Ohio Limited                                      828              (828)
    Pennsylvania Limited                           23,157           (23,157)

   The effect of this change for the six months ended September 30, 2001 was to increase (decrease) net investment income, increase (decrease) net realized gain/ loss, and increase (decrease) net unrealized appreciation by the following amounts:

                                              NET INVESTMENT  NET REALIZED  NET UNREALIZED
    PORTFOLIO                                     INCOME       GAIN/LOSS     APPRECIATION
    --------------------------------------------------------------------------------------
    California Limited                           $(16,833)       $3,940        $12,893
    Florida Limited                                   (90)        2,023         (1,933)
    Massachusetts Limited                            (191)          (40)           231
    New Jersey Limited                              2,069           (97)        (1,972)
    New York Limited                                3,762             5         (3,767)
    Ohio Limited                                      (65)           --             65
    Pennsylvania Limited                              549             9           (558)

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

 C Federal Taxes -- The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolios'

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, a Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F When-issued and Delayed Delivery Transactions -- The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolios. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the six months ended September 30, 2001, each Portfolio paid advisory fees as follows:

    PORTFOLIO                                  AMOUNT   EFFECTIVE RATE*
    -------------------------------------------------------------------
    California Limited Portfolio              $ 48,338         0.46%
    Florida Limited Portfolio                   88,106         0.46%
    Massachusetts Limited Portfolio             87,456         0.46%
    New Jersey Limited Portfolio                79,431         0.46%
    New York Limited Portfolio                 118,806         0.46%
    Ohio Limited Portfolio                      38,677         0.46%
    Pennsylvania Limited Portfolio              82,917         0.46%

 *    As a percentage of average daily net assets (annualized).

   Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee. Trustees of the Portfolios that are not affiliated with the Investment

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2001, no significant amounts have been deferred.

   Certain of the officers and one Trustee of the Portfolios are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six months ended September 30, 2001 were as follows:

    CALIFORNIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $  728,160
    Sales                                      1,280,713

    FLORIDA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,487,380
    Sales                                      4,386,996
    MASSACHUSETTS LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $3,186,619
    Sales                                      1,435,000
    NEW JERSEY LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $5,993,034
    Sales                                      3,196,325
    NEW YORK LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,431,665
    Sales                                      2,600,776

    OHIO LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $2,078,518
    Sales                                      1,567,883
    PENNSYLVANIA LIMITED PORTFOLIO
    ----------------------------------------------------
    Purchases                                 $5,534,507
    Sales                                      4,433,810

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at September 30, 2001, as computed on a federal income tax basis, are as follows:

    CALIFORNIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $19,736,378
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,288,472
    Gross unrealized depreciation                 (59,892)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,228,580
    -----------------------------------------------------

    FLORIDA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $36,319,407
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,757,684
    Gross unrealized depreciation                (268,805)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,488,879
    -----------------------------------------------------

    MASSACHUSETTS LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $37,312,268
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,837,167
    Gross unrealized depreciation                (379,722)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,457,445
    -----------------------------------------------------

    NEW JERSEY LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,268,129
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,799,081
    Gross unrealized depreciation                (296,138)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,502,943
    -----------------------------------------------------

    NEW YORK LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $48,903,400
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,863,387
    Gross unrealized depreciation                (411,418)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 2,451,969
    -----------------------------------------------------

LIMITED MATURITY MUNICIPALS PORTFOLIOS AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

    OHIO LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $16,859,510
    -----------------------------------------------------
    Gross unrealized appreciation             $   871,275
    Gross unrealized depreciation                (531,332)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   339,943
    -----------------------------------------------------
    PENNSYLVANIA LIMITED PORTFOLIO
    -----------------------------------------------------
    AGGREGATE COST                            $34,502,482
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,457,232
    Gross unrealized depreciation                (395,634)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,061,598
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolios participate with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolios may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At
   September 30, 2001, the New York Limited Maturity Portfolio had balances outstanding pursuant to this line of credit of $100,000. The Portfolios did not have any significant borrowings or allocated fees during the six months ended September 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   A summary of obligations under these financial instruments at September 30, 2001, is as follows:

    FUTURES CONTRACTS
    ------------------------------------------------------------------------------------------------
                                    EXPIRATION                                        NET UNREALIZED
    PORTFOLIO                       DATE        CONTRACTS                 POSITION     DEPRECIATION
    ------------------------------------------------------------------------------------------------
    California                      12/01       10 U.S. Treasury Bond     Short          $ (5,306)
    ------------------------------------------------------------------------------------------------
    Florida                         12/01       19 U.S. Treasury Bond     Short           (10,096)
    ------------------------------------------------------------------------------------------------
    Massachusetts                   12/01       8 U.S. Treasury Bond      Short           (17,071)
    ------------------------------------------------------------------------------------------------
    New Jersey                      12/01       12 U.S. Treasury Bond     Short           (11,380)
    ------------------------------------------------------------------------------------------------
    New York                        12/01       18 U.S. Treasury Bond     Short           (17,071)
    ------------------------------------------------------------------------------------------------
    Ohio                            12/01       9 U.S. Treasury Bond      Short            (8,535)
    ------------------------------------------------------------------------------------------------
    Pennsylvania                    12/01       17 U.S. Treasury Bond     Short            (9,014)

   At September 30, 2001, the Portfolios had sufficient cash and/or securities to cover margin requirements on open future contracts.

EATON VANCE LIMITED MATURITY MUNICIPALS FUNDS AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

LIMITED MATURITY MUNICIPALS PORTFOLIOS

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

William H. Ahern, Jr.
Vice President and Portfolio Manager of
Massachusetts, New Jersey, New York,
and Ohio Limited Maturity Municipals
Portfolios

Cynthia J. Clemson
Vice President and Portfolio Manager of
California, Florida, and Pennsylvania
Limited Maturity Municipals Portfolios

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC and
Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant